Expense Example, No Redemption {- Fidelity Short Duration High Income Fund} - 04.30 Fidelity Short Duration High Income Fund AMCIZ PRO-16 - Fidelity Short Duration High Income Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Short Duration High Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	728
5 Years	981
10 Years	1,705
Fidelity Advisor Short Duration High Income Fund: Class M
Expense Example, No Redemption:
1 Year	498
3 Years	728
5 Years	981
10 Years	1,705
Fidelity Advisor Short Duration High Income Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	579
5 Years	1,012
10 Years	2,012
Fidelity Advisor Short Duration High Income Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	263
5 Years	470
10 Years	1,068
Fidelity Advisor Short Duration High Income Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	233
5 Years	417
10 Years	$ 951